SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES - New IFRS and Interpretations of the IFRIC (Details) - BRL (R$) R$ in Thousands	Jan. 01, 2018	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS
Financial assets			R$ 1,750,841	R$ 1,886,067
Financial liabilities			17,339,894	18,925,008
Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities			17,334,649	18,923,741
Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities			5,245	1,267
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities			1,538,873	47,928
Debentures | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities			1,538,873	47,928
Unrealized losses on financial instruments
FINANCIAL INSTRUMENTS
Financial liabilities			5,245	1,267
Unrealized losses on financial instruments | Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities			5,245	1,267
Obligation with FIDC
FINANCIAL INSTRUMENTS
Financial liabilities			938,526	1,135,077
Obligation with FIDC | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities			938,526	1,135,077
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities			988,967	625,410
Other current liabilities | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities			988,967	625,410
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities			499,092	653,670
Other non-current liabilities | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities			499,092	653,670
Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets			459,470	901,756
Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets				984,311
Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets			1,257,954
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets			459,470	821,518
Short-term investments | Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets			459,470	821,518
Related parties
FINANCIAL INSTRUMENTS
Financial assets			27,939	51,839
Financial liabilities			1,350
Related parties | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets				51,839
Related parties | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets			27,939
Other current assets
FINANCIAL INSTRUMENTS
Financial assets			780,423	469,737
Other current assets | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets				469,737
Other current assets | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets			780,423
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets			449,592	542,973
Other non-current assets | Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets				80,238
Other non-current assets | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets				462,735
Other non-current assets | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets			R$ 449,592
IAS 39
FINANCIAL INSTRUMENTS
Financial assets				7,239,825
Financial liabilities				22,104,962
IAS 39 | Trade accounts payable | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities				3,179,954
IAS 39 | Short-term debt | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities				16,461,656
IAS 39 | Debentures | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities				47,928
IAS 39 | Unrealized losses on financial instruments | Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities				1,267
IAS 39 | Obligation with FIDC | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities				1,135,077
IAS 39 | Other current liabilities | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities				625,410
IAS 39 | Other non-current liabilities | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities				653,670
IAS 39 | Cash and cash equivalents | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets				2,555,338
IAS 39 | Short-term investments | Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets				821,518
IAS 39 | Trade accounts receivable | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets				2,798,420
IAS 39 | Related parties | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets				51,839
IAS 39 | Other current assets | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets				469,737
IAS 39 | Other non-current assets | Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets				80,238
IAS 39 | Other non-current assets | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets				R$ 462,735
IFRS 9
FINANCIAL INSTRUMENTS
Financial assets	R$ 7,191,762
Financial liabilities	22,104,962
Expected credit losses	(32,387)
IFRS 9 | Trade accounts payable | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	3,179,954
IFRS 9 | Short-term debt | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	16,461,656
IFRS 9 | Debentures | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	47,928
IFRS 9 | Unrealized losses on financial instruments | Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities	1,267
IFRS 9 | Obligation with FIDC | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	1,135,077
IFRS 9 | Other current liabilities | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	625,410
IFRS 9 | Other non-current liabilities | Financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	653,670
IFRS 9 | Cash and cash equivalents | Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	2,555,338
IFRS 9 | Short-term investments | Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	821,518
IFRS 9 | Trade accounts receivable | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	2,750,357
IFRS 9 | Related parties | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	51,839
IFRS 9 | Other current assets | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	469,737
IFRS 9 | Other non-current assets | Financial asset at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial assets	80,238
IFRS 9 | Other non-current assets | Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	R$ 462,735
IFRS 16
Leases
Lease assets		R$ 996,873
Lease liabilities		R$ 996,873